Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	22-2448962
EBP, Plan Number	003
Participant Loans	$ 570,540
Total Assets Held for Investment Purposes	$ 45,218,293
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	9.50%
Investment, Identifier [Axis]: Arrow Financial Corporation | Employer Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 95,295
Investment, Identifier [Axis]: BlackRock Liquidity Funds | Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,967,829
Investment, Identifier [Axis]: Cash on hand | Temporary Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	85,705
Investment, Identifier [Axis]: ClearBridge | International Growth Fund - Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	108,526
Investment, Identifier [Axis]: ClearBridge | Mid-Cap Fund - Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	57,275
Investment, Identifier [Axis]: Cohen & Steers | Preferred Securities and Income Fund Inst.
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	403,105
Investment, Identifier [Axis]: Dodge & Cox | Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,092,691
Investment, Identifier [Axis]: FAM Funds | Small-Cap Fund - Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	634,765
Investment, Identifier [Axis]: Fidelity Funds | Balanced Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,041,241
Investment, Identifier [Axis]: Fidelity Funds | Blue Chip Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,352,204
Investment, Identifier [Axis]: Fidelity Funds | Investment Grade Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,707,403
Investment, Identifier [Axis]: Goldman Sachs | Emerging Markets Equity Insights Fund - Inst.
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	204,992
Investment, Identifier [Axis]: Goldman Sachs | International Equity Insights Fund - Inst.
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,898,589
Investment, Identifier [Axis]: Goldman Sachs | Large-Cap Value Insights Fund - Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	620,871
Investment, Identifier [Axis]: Goldman Sachs | US Equity Insights Fund - Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,594
Investment, Identifier [Axis]: Lord Abbett | Short Duration Inc - R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,351,344
Investment, Identifier [Axis]: Madison | Mid Cap Fund - R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,808,718
Investment, Identifier [Axis]: North Country Funds | Large-Cap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,161,372
Investment, Identifier [Axis]: Nuveen Funds | Preferred Securities & Income Fund - Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	68,783
Investment, Identifier [Axis]: PIMCO Funds | Commodity Real Return Strategy Fund - Inst.
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	81,236
Investment, Identifier [Axis]: Principal Funds | Small-Cap Fund - Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	876,336
Investment, Identifier [Axis]: T Rowe Price Funds | Growth Stock Fund - Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	769,578
Investment, Identifier [Axis]: T Rowe Price Funds | New Asia Fund - Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,811
Investment, Identifier [Axis]: VanEck | International Investors Gold Fund - Y
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	62,876
Investment, Identifier [Axis]: Vanguard Funds | 500 Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,615,870
Investment, Identifier [Axis]: Vanguard Funds | Balanced Index - Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,148
Investment, Identifier [Axis]: Vanguard Funds | Growth Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	429,450
Investment, Identifier [Axis]: Vanguard Funds | High-Yield Corporate Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	736,043
Investment, Identifier [Axis]: Vanguard Funds | Mid-Cap Growth Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	339,769
Investment, Identifier [Axis]: Vanguard Funds | Mid-Cap Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,638,248
Investment, Identifier [Axis]: Vanguard Funds | Mid-Cap Value Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	98,712
Investment, Identifier [Axis]: Vanguard Funds | Real Estate Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	179,947
Investment, Identifier [Axis]: Vanguard Funds | Short-Term Bond Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	102,803
Investment, Identifier [Axis]: Vanguard Funds | Small-Cap Growth Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	93,263
Investment, Identifier [Axis]: Vanguard Funds | Small-Cap Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	428,369
Investment, Identifier [Axis]: Vanguard Funds | Small-Cap Value Index - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,607
Investment, Identifier [Axis]: Vanguard Funds | Target Retire 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	311
Investment, Identifier [Axis]: Vanguard Funds | Target Retire 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	77,960
Investment, Identifier [Axis]: Vanguard Funds | Target Retire 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,119
Investment, Identifier [Axis]: Vanguard Funds | Target Retire 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	73,074
Investment, Identifier [Axis]: Vanguard Funds | Target Retire 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	206,068
Investment, Identifier [Axis]: Vanguard Funds | Target Retire 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	287,674
Investment, Identifier [Axis]: Vanguard Funds | Target Retire 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	76,630
Investment, Identifier [Axis]: Vanguard Funds | Target Retire 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	47,632
Investment, Identifier [Axis]: Vanguard Funds | Total Bond Market Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,244,125
Investment, Identifier [Axis]: Vanguard Funds | Total International St Index - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	90,101
Investment, Identifier [Axis]: Vanguard Funds | Value Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	77,559
Investment, Identifier [Axis]: Western Asset Management | Asset Core Bond Fund - Class IS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	274,132
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	42,498,924
Cash and Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,053,534